Eaton Vance
Small-Cap Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	32,381	$ 1,925,698
Woodward, Inc.	16,518	2,063,263
		$ 3,988,961
Auto Components — 4.1%
Dana, Inc.	88,553	$ 1,555,876
Dorman Products, Inc.(1)	28,966	2,752,639
Visteon Corp.(1)	14,461	1,578,129
		$ 5,886,644
Automobiles — 1.4%
Harley-Davidson, Inc.	51,815	$ 2,041,511
		$ 2,041,511
Banks — 11.8%
Commerce Bancshares, Inc.	42,412	$ 3,036,275
Community Bank System, Inc.	23,492	1,647,964
CVB Financial Corp.	32,373	751,377
Glacier Bancorp, Inc.	25,744	1,294,408
Independent Bank Corp.	20,414	1,667,620
Independent Bank Group, Inc.	15,894	1,131,017
Pinnacle Financial Partners, Inc.	15,767	1,451,826
SouthState Corp.	31,276	2,551,809
Stock Yards Bancorp, Inc.	17,917	947,809
UMB Financial Corp.	8,221	798,752
Wintrust Financial Corp.	18,690	1,736,862
		$ 17,015,719
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	15,947	$ 1,495,031
		$ 1,495,031
Building Products — 4.5%
AAON, Inc.	26,767	$ 1,491,725
AZEK Co., Inc. (The)(1)	97,942	2,432,879
CSW Industrials, Inc.	16,034	1,885,438
Hayward Holdings, Inc.(1)	42,270	702,528
		$ 6,512,570
Capital Markets — 0.8%
Cohen & Steers, Inc.	13,833	$ 1,188,116
		$ 1,188,116
Security	Shares	Value
Chemicals — 3.6%
Quaker Chemical Corp.	8,816	$ 1,523,493
Valvoline, Inc.	115,103	3,632,651
		$ 5,156,144
Commercial Services & Supplies — 2.0%
MillerKnoll, Inc.	81,665	$ 2,822,342
		$ 2,822,342
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions, Inc.(1)	7,460	$ 989,867
Terminix Global Holdings, Inc.(1)	75,035	3,423,847
		$ 4,413,714
Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	41,826	$ 1,697,717
		$ 1,697,717
Equity Real Estate Investment Trusts (REITs) — 7.1%
CubeSmart	43,699	$ 2,273,659
EastGroup Properties, Inc.	10,475	2,129,358
Essential Properties Realty Trust, Inc.	93,756	2,372,027
Rexford Industrial Realty, Inc.	21,277	1,587,051
STORE Capital Corp.	63,760	1,863,705
		$ 10,225,800
Food & Staples Retailing — 3.8%
Chefs' Warehouse, Inc. (The)(1)	26,822	$ 874,397
Performance Food Group Co.(1)	90,578	4,611,326
		$ 5,485,723
Food Products — 0.8%
J&J Snack Foods Corp.	7,387	$ 1,145,724
		$ 1,145,724
Gas Utilities — 2.3%
ONE Gas, Inc.	37,096	$ 3,273,351
		$ 3,273,351
Health Care Equipment & Supplies — 5.3%
Envista Holdings Corp.(1)	65,619	$ 3,196,302
ICU Medical, Inc.(1)	9,574	2,131,555
Integra LifeSciences Holdings Corp.(1)	36,853	2,368,174
		$ 7,696,031

Eaton Vance
Small-Cap Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 9.0%
Addus HomeCare Corp.(1)	27,880	$ 2,600,925
Agiliti, Inc.(1)	105,034	2,216,218
Chemed Corp.	6,245	3,163,405
R1 RCM, Inc.(1)	118,408	3,168,598
U.S. Physical Therapy, Inc.	18,076	1,797,658
		$ 12,946,804
Hotels, Restaurants & Leisure — 2.0%
Choice Hotels International, Inc.	3,948	$ 559,668
Texas Roadhouse, Inc.	11,374	952,345
Wyndham Hotels & Resorts, Inc.	16,879	1,429,483
		$ 2,941,496
Insurance — 6.2%
AMERISAFE, Inc.	14,805	$ 735,364
James River Group Holdings, Ltd.	21,198	524,439
RLI Corp.	20,920	2,314,380
Ryan Specialty Group Holdings, Inc., Class A(1)	62,560	2,426,702
Selective Insurance Group, Inc.	33,852	3,025,015
		$ 9,025,900
Interactive Media & Services — 2.4%
CarGurus, Inc.(1)	82,922	$ 3,520,868
		$ 3,520,868
IT Services — 1.2%
Euronet Worldwide, Inc.(1)	13,083	$ 1,702,752
		$ 1,702,752
Machinery — 4.6%
Allison Transmission Holdings, Inc.	50,072	$ 1,965,827
Chart Industries, Inc.(1)	5,787	994,033
Middleby Corp.(1)	12,689	2,080,235
Mueller Water Products, Inc., Class A	126,273	1,631,447
		$ 6,671,542
Oil, Gas & Consumable Fuels — 0.3%
Archaea Energy, Inc.(1)	17,707	$ 388,315
		$ 388,315
Professional Services — 2.9%
CBIZ, Inc.(1)	99,489	$ 4,175,553
		$ 4,175,553
Security	Shares	Value
Road & Rail — 1.4%
Landstar System, Inc.	13,646	$ 2,058,226
		$ 2,058,226
Semiconductors & Semiconductor Equipment — 1.5%
Ambarella, Inc.(1)	12,304	$ 1,290,936
Silicon Laboratories, Inc.(1)	5,401	811,230
		$ 2,102,166
Software — 6.7%
ACI Worldwide, Inc.(1)	67,849	$ 2,136,565
Altair Engineering, Inc., Class A(1)	33,781	2,175,496
Clearwater Analytics Holdings, Inc., Class A(1)	57,790	1,213,590
Envestnet, Inc.(1)	30,781	2,291,338
nCino, Inc.(1)	31,291	1,282,305
Sps Commerce, Inc.(1)	4,658	611,130
		$ 9,710,424
Specialty Retail — 1.8%
National Vision Holdings, Inc.(1)	60,774	$ 2,647,923
		$ 2,647,923
Textiles, Apparel & Luxury Goods — 0.5%
Steven Madden, Ltd.	17,747	$ 685,744
		$ 685,744
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	7,598	$ 780,011
Herc Holdings, Inc.	17,305	2,891,492
		$ 3,671,503
Total Common Stocks (identified cost $112,957,546)		$142,294,314

Short-Term Investments — 3.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	5,521,692	$ 5,521,140
Total Short-Term Investments (identified cost $5,520,440)		$ 5,521,140
Total Investments — 102.4% (identified cost $118,477,986)		$147,815,454
Other Assets, Less Liabilities — (2.4)%		$ (3,415,554)
Net Assets — 100.0%		$144,399,900

Eaton Vance
Small-Cap Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $5,521,140, which represents 3.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,936,619	$24,061,981	$(20,477,928)	$(232)	$700	$5,521,140	$858	5,521,692
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,294,314*	$ —	$ —	$142,294,314
Short-Term Investments	—	5,521,140	—	5,521,140
Total Investments	$ 142,294,314	$5,521,140	$ —	$147,815,454
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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